(1) OPERATIONS (Details 2)	12 Months Ended
Dec. 31, 2019
CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Core activity	Energy commercialization
Equity interest	Direct 100%
Clion Assessoria e Comercializacao de Energia Eletrica Ltda. ("CPFL Meridional") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company
Core activity	Commercialization and provision of energy services
Equity interest	Indirect 100%
CPFL Comercializacao de Energia Cone Sul Ltda. ("CPFL Cone Sul") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company	[1]
Core activity	Energy commercialization and participation in the capital of other companies
Equity interest	Indirect 100%
CPFL Planalto Ltda. ("CPFL Planalto") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company
Core activity	Energy commercialization
Equity interest	Direct 100%
CPFL Brasil Varejista de Energia S.A. ("CPFL Brasil Varejista") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company	[1]
Core activity	Energy commercialization
Equity interest	Indirect 100%

[1]	Subsidiaries that were transformed from corporations to limited liability companies, as decided in shareholders meetings held in January 2020.